SHARE-BASED COMPENSATION - Summary of Allocated Share-based Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing operations
SHARE-BASED COMPENSATION
Share-based compensation expense	$ 1,404,008	$ 3,502,433	$ 19,650,331
Discontinued operations
SHARE-BASED COMPENSATION
Share-based compensation expense	$ 974,328	$ 1,968,341	$ 4,262,666